Schedule of Investments
September 30, 2021
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.17%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21
Alternative Funds–4.93%
Invesco Fundamental Alternatives Fund, Class R6	—	$21,834,962	$—	$(22,096,591)	$(316,091)	$577,720	$—	—	$—
Invesco Global Real Estate Income Fund, Class R6	1.71%	15,380,602	247,895	(1,782,724)	1,325,341	263,993	247,895	1,649,050	15,435,107
Invesco Macro Allocation Strategy Fund, Class R6(b)	3.22%	22,256,704	7,953,313	(1,188,646)	68,257	22,732	—	3,185,159	29,112,360
Invesco Master Event-Linked Bond Fund, Class R6	—	5,904,235	151,617	(5,221,401)	298,381	(1,132,832)	145,020	—	—
Total Alternative Funds		65,376,503	8,352,825	(30,289,362)	1,375,888	(268,387)	392,915		44,547,467
Domestic Equity Funds–48.85%
Invesco Discovery Mid Cap Growth Fund, Class R6	9.72%	81,843,124	14,538,962	(19,504,487)	9,612,710	1,380,763	—	2,187,480	87,871,072
Invesco Main Street Small Cap Fund, Class R6	10.29%	90,532,074	4,706,730	(15,553,145)	9,854,052	4,738,936	31,451	4,274,586	93,014,984
Invesco Russell 1000 Dynamic Multifactor ETF	8.19%	74,583,341	209,179	(12,788,833)	7,152,337	4,908,095	657,145	1,599,657	74,064,119
Invesco S&P 500® Low Volatility ETF(c)	6.37%	57,445,636	3,798,806	(8,621,213)	4,247,495	784,302	750,160	947,650	57,655,026
Invesco S&P 500® Pure Growth ETF	5.23%	71,910,948	882,909	(35,151,458)	2,823,257	6,810,520	2,308	245,514	47,276,176
Invesco S&P SmallCap Low Volatility ETF	9.05%	89,689,478	845,434	(22,210,722)	8,664,680	4,892,927	714,568	1,738,098	81,881,797
Total Domestic Equity Funds		466,004,601	24,982,020	(113,829,858)	42,354,531	23,515,543	2,155,632		441,763,174
Fixed Income Funds–6.01%
Invesco 1-30 Laddered Treasury ETF	1.98%	—	18,879,384	(1,453,060)	429,071	47,257	111,112	493,186	17,902,652
Invesco Core Plus Bond Fund, Class R6	4.03%	34,915,561	5,210,661	(3,140,897)	(388,431)	(122,387)	596,697	3,239,299	36,474,507
Total Fixed Income Funds		34,915,561	24,090,045	(4,593,957)	40,640	(75,130)	707,809		54,377,159
Foreign Equity Funds–39.71%
Invesco Emerging Markets All Cap Fund, Class R6	3.51%	22,586,038	11,821,335	(1,370,547)	(1,320,164)	35,850	—	769,385	31,752,512
Invesco Developing Markets Fund, Class R6	5.31%	25,536,696	29,315,350	(4,814,107)	(2,106,024)	68,521	—	927,724	48,000,436
Invesco Global Fund, Class R6	11.82%	109,949,148	—	(16,300,644)	9,494,632	3,745,671	—	818,006	106,888,807
Invesco Global Infrastructure Fund, Class R6	1.01%	8,782,910	148,593	(735,173)	855,734	57,917	114,570	747,946	9,109,981
Invesco International Select Equity Fund, Class R6(b)	3.79%	35,378,992	4,933,822	(970,320)	(5,101,977)	(10,603)	—	2,539,311	34,229,914
Invesco International Small-Mid Company Fund, Class R6	4.29%	37,153,996	2,955,725	(5,225,755)	3,445,200	459,424	—	638,075	38,788,590
Invesco RAFI™ Strategic Developed ex-US ETF	3.95%	35,592,803	382,412	(3,732,707)	2,594,504	898,304	824,875	1,197,163	35,735,316
Invesco S&P Emerging Markets Low Volatility ETF	2.59%	22,312,856	—	(1,169,728)	2,153,842	156,669	586,498	952,115	23,453,639
Invesco S&P International Developed Low Volatility ETF	3.44%	29,619,863	2,707,597	(1,939,714)	652,341	61,094	701,459	1,015,383	31,101,181
Total Foreign Equity Funds		326,913,302	52,264,834	(36,258,695)	10,668,088	5,472,847	2,227,402		359,060,376
Money Market Funds–0.67%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)	0.22%	2,052,347	24,155,530	(24,251,436)	—	—	264	1,956,440	1,956,441
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)	0.20%	1,945,044	17,253,950	(17,361,354)	72	122	191	1,837,100	1,837,834
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)	0.25%	2,345,539	27,606,321	(27,715,928)	—	—	109	2,235,932	2,235,932
Total Money Market Funds		6,342,930	69,015,801	(69,328,718)	72	122	564		6,030,207
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $665,891,615)	100.17%	899,552,897	178,705,525	(254,300,590)	54,439,219	28,644,995	5,484,322		905,778,383
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.17%(a)
	% of Net Assets 09/30/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/21	Value 09/30/21

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.11%
Invesco Private Government Fund, 0.02%(d)(e)	0.03%	$—	$2,324,285	$(2,029,445)	$—	$—	$4(f)	294,840	$294,840
Invesco Private Prime Fund, 0.11%(d)(e)	0.08%	—	5,423,110	(4,735,150)	—	—	44(f)	687,685	687,960
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $982,800)	0.11%	—	7,747,395	(6,764,595)	—	—	48		982,800
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $666,874,415)	100.28%	$899,552,897	$186,452,920	$(261,065,185)	$54,439,219	$28,644,995(g)(h)	$5,484,370(g)		$906,761,183
OTHER ASSETS LESS LIABILITIES	(0.28)%								(2,524,967)
NET ASSETS	100.00%								$904,236,216
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2021.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
(g)	Amounts exclude return of capital received from previously held underlying funds due to the timing of the determination of the character of dividends received.
(h)	Includes capital gains distributions from affiliated underlying funds as follows:

Fund Name	Capital Gain
Invesco Main Street Small Cap Fund	$1,263,663

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	27	December-2021	$5,801,962	$(217,877)	$(217,877)
MSCI Emerging Markets Index	6	December-2021	373,680	(13,674)	(13,674)
Nikkei 225 Index	1	December-2021	264,702	(444)	(444)
S&P/TSX 60 Index	1	December-2021	188,868	(4,678)	(4,678)
SPI 200 Index	1	December-2021	131,812	(2,008)	(2,008)
Stoxx Europe 600 Index	28	December-2021	735,923	(18,436)	(18,436)
Total Futures Contracts				$(257,117)	$(257,117)

(a)	Futures contracts collateralized by $792,940 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$899,748,176	$—	$—	$899,748,176
Money Market Funds	6,030,207	982,800	—	7,013,007
Total Investments in Securities	905,778,383	982,800	—	906,761,183
Other Investments - Liabilities*
Futures Contracts	(257,117)	—	—	(257,117)
Total Investments	$905,521,266	$982,800	$—	$906,504,066

*	Unrealized appreciation (depreciation).
Invesco Select Risk: High Growth Investor Fund